Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components Of Income Tax Expense	The provision for income taxes includes these components:
	2017	2016
	(In thousands)

Taxes currently payable	$1,499	$1,498
Deferred income taxes	545	82

Income tax expense	$2,044	$1,580

Reconciliation of Income Tax Expense at the Statutory Rate to the Company’s Actual Income Tax Expense
A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2017	2016
	(In thousands)

Computed at the statutory rate (34%)	$1,901	$1,755
(Decrease) increase resulting from
Tax exempt interest	(17)	(42)
Earnings on bank-owned life insurance - net	(160)	(160)
Deferred tax re-valuation	216	—
Other	104	27

Actual tax expense	$2,044	$1,580

Tax Effects of Temporary Differences Related to Deferred Taxes Shown on the Balance Sheets
The tax effects of temporary differences related to deferred taxes shown on the balance sheets were:

	2017	2016
	(In thousands)

Deferred tax assets
Allowance for loan losses	$244	$382
Stock based compensation	221	375
Allowance for losses on foreclosed real estate	31	82
Deferred compensation and ESOP	422	690
Intangible assets	65	124
Non-accrual loan interest	52	79
Unrealized losses on securities available for sale	61	164

Total deferred tax assets	1,096	1,896

Deferred tax liabilities
Depreciation	(144)	(199)
Deferred loan costs, net	(86)	(158)
Accretion	—	(1)
FHLB stock dividends	(315)	(510)
Mortgage servicing rights	(9)	(16)
Employee benefit expense	(193)	(162)

Total deferred tax liabilities	(747)	(1,046)

Net deferred tax asset	$349	$850